UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Vincent P. Corti

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder® Investment portfolio July 31, 2013

unaudited

Common stocks 77.24%
		Value
Consumer staples 11.59%	Shares	(000)

Philip Morris International Inc.	31,512,000	$ 2,810,240
Altria Group, Inc.	68,828,100	2,413,113
Reynolds American Inc.	15,165,000	749,606
British American Tobacco PLC	13,329,337	710,921
Lorillard, Inc.	13,552,312	576,380
Kraft Foods Group, Inc.	8,782,666	496,923
Nestlé SA	5,898,000	399,594
Diageo PLC	10,670,000	333,400
Kimberly-Clark Corp.	3,000,000	296,400
PepsiCo, Inc.	2,862,000	239,092
ConAgra Foods, Inc.	5,260,000	190,465
Kellogg Co.	2,136,000	141,489
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,166,600	119,634
Coca-Cola Co.	2,984,800	119,631
Treasury Wine Estates Ltd.	25,637,502	109,921
Orkla AS	7,870,000	60,940
Imperial Tobacco Group PLC	947,396	31,793
Philip Morris CR as	42,500	24,367
Koninklijke Ahold NV	1,324,964	21,831
Orior AG1	385,000	21,279
Convenience Retail Asia Ltd.	13,370,000	10,171
		9,877,190
Telecommunication services 10.79%

Verizon Communications Inc.	35,856,600	1,774,185
AT&T Inc.	38,578,230	1,360,654
Vodafone Group PLC	426,181,000	1,280,447
Vodafone Group PLC (ADR)	1,860,000	55,707
Singapore Telecommunications Ltd.	416,118,500	1,286,813
CenturyLink, Inc.[1]	32,243,235	1,155,920
TeliaSonera AB	50,891,277	368,520
Ziggo NV	6,886,152	273,547
OJSC Mobile TeleSystems (ADR)	13,176,854	256,817
Advanced Info Service PCL	24,369,600	221,896
Taiwan Mobile Co., Ltd.	59,160,000	215,045
TDC A/S	21,495,244	188,094
Belgacom SA	5,030,800	123,313
Türk Telekomünikasyon AS, Class D	33,782,000	121,800
Hutchison Telecommunications Hong Kong Holdings Ltd.	177,576,000	101,202
Philippine Long Distance Telephone Co.	1,436,250	99,873
MTN Group Ltd.	5,156,000	96,817
OJSC MegaFon (GDR)[2]	3,000,000	95,250
Telefónica Czech Republic, AS	4,381,917	65,578
Orange	3,055,000	30,030
BCE Inc.	495,000	20,507
		9,192,015
Common stocks
		Value
Financials 10.30%	Shares	(000)

HSBC Holdings PLC (Hong Kong)	70,139,655	$ 788,162
HSBC Holdings PLC (United Kingdom)	27,809,535	316,359
Sampo Oyj, Class A	16,214,801	710,992
HCP, Inc.	15,650,500	686,587
Prudential PLC	29,856,089	530,035
Westfield Group	39,300,683	396,351
Principal Financial Group, Inc.	8,131,600	352,586
Public Storage	2,150,000	342,323
Link Real Estate Investment Trust	65,280,000	319,431
NYSE Euronext	6,904,590	291,097
Westpac Banking Corp.	10,176,077	282,544
Credit Suisse Group AG	8,791,870	258,308
Starwood Property Trust, Inc.[1]	9,334,000	237,084
JPMorgan Chase & Co.	4,170,000	232,394
BNP Paribas SA	3,575,373	231,332
CME Group Inc., Class A	3,000,000	221,940
Royal Bank of Canada	3,484,511	217,667
Bank of Nova Scotia	3,847,200	217,288
CapitaCommercial Trust[1]	159,709,300	176,568
Sun Life Financial Inc.	5,073,000	164,276
Industrial and Commercial Bank of China Ltd., Class H	225,656,260	148,389
Ascendas Real Estate Investment Trust	79,480,000	143,844
China Construction Bank Corp., Class H	180,885,360	135,041
Digital Realty Trust, Inc.	2,380,225	131,603
Old Republic International Corp.	8,276,200	119,591
Arthur J. Gallagher & Co.	2,594,089	115,126
Bank of China Ltd., Class H	265,642,000	111,318
Barclays PLC	21,943,134	96,104
Frasers Centrepoint Trust[1]	53,464,000	80,773
Sunway Real Estate Investment Trust[1]	166,399,900	68,222
Keppel REIT	63,594,700	63,552
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	61,722
Hang Seng Bank Ltd.	3,560,000	54,486
BM&FBOVESPA SA, ordinary nominative	8,900,000	47,985
CapitaMall Trust	28,186,210	45,023
Equity Residential, shares of beneficial interest	750,500	42,028
Champion Real Estate Investment Trust	92,611,638	40,720
Cache Logistics Trust[1]	41,000,000	38,876
Sun Hung Kai Properties Ltd.	2,879,000	38,421
CapitaRetail China Trust	30,949,000	37,260
Westfield Retail Trust, units	10,199,334	27,594
New York Community Bancorp, Inc.	1,681,519	25,509
CDL Hospitality Trusts	19,078,500	24,996
Ascott Residence Trust	23,302,000	23,011
Fannie Mae[3]	12,458,206	19,186
Parkway Life Real Estate Investment Trust	8,300,000	16,328
Société Générale	376,945	15,152
United Bankshares, Inc.	500,000	14,160
Hudson City Bancorp, Inc.	890,000	8,508
Freddie Mac[3]	5,300,000	7,579
WMI Holdings Corp.[3]	1,517,279	1,365
		8,776,796
Common stocks
		Value
Utilities 9.89%	Shares	(000)

National Grid PLC	146,865,495	$ 1,757,191
SSE PLC[1]	61,403,600	1,471,211
Dominion Resources, Inc.	13,566,980	804,658
Power Assets Holdings Ltd.	50,643,500	454,809
FirstEnergy Corp.	9,989,000	380,281
Southern Co.	8,400,000	376,656
Exelon Corp.	11,090,000	339,243
GDF SUEZ	15,648,065	328,290
Duke Energy Corp.	4,335,269	307,804
PG&E Corp.	5,930,000	272,128
EDP — Energias de Portugal, SA	75,401,327	267,828
PT Perusahaan Gas Negara (Persero) Tbk	387,800,000	222,624
Public Service Enterprise Group Inc.	6,027,600	203,673
DTE Energy Co.	2,750,000	194,425
NextEra Energy, Inc.	2,000,000	173,220
Xcel Energy Inc.	5,516,000	165,204
Ratchaburi Electricity Generating Holding PCL[1]	94,250,000	153,570
Glow Energy PCL	57,648,000	126,163
PPL Corp.	2,740,500	87,066
Centrica PLC	12,900,000	76,730
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	6,446,832	59,698
Electricity Generating PCL	12,606,828	54,777
CEZ, a s	2,281,451	54,274
Entergy Corp.	752,500	50,794
AES Tietê SA, ordinary nominative	3,031,300	27,970
Ameren Corp.	429,120	15,367
		8,425,654
Health care 9.16%

Novartis AG	31,879,000	2,294,172
AbbVie Inc.	37,138,000	1,689,036
GlaxoSmithKline PLC	49,349,000	1,264,215
Amgen Inc.	9,361,000	1,013,703
Johnson & Johnson	3,000,000	280,500
Bayer AG	1,864,000	216,608
Bristol-Myers Squibb Co.	5,000,000	216,200
Sonic Healthcare Ltd.	15,329,536	197,177
Merck & Co., Inc.	3,936,000	189,597
Orion Oyj, Class B	6,289,699	153,878
Roche Holding AG	593,200	146,145
Pfizer Inc.	3,950,000	115,458
Oriola-KD Oyj, Class B	4,205,677	13,316
St.Shine Optical Co. Ltd.[3]	451,000	12,619
		7,802,624
Industrials 5.25%

Lockheed Martin Corp.	7,018,500	843,062
General Electric Co.	26,005,000	633,742
Waste Management, Inc.	11,080,300	465,705
Singapore Technologies Engineering Ltd	91,974,000	309,752
Hutchison Port Holdings Trust	323,819,000	239,626
R.R. Donnelley & Sons Co.[1]	12,206,957	231,810
VINCI SA	3,849,401	207,864
BAE Systems PLC	28,981,335	196,588
China Merchants Holdings (International) Co., Ltd.	51,683,366	161,602
Common stocks
		Value
Industrials (continued)	Shares	(000)

Schneider Electric SA	1,830,000	$ 145,610
BTS Rail Mass Transit Growth Infrastructure Fund[1,3]	376,220,000	127,410
Andritz AG	1,919,000	103,522
Emerson Electric Co.	1,280,000	78,554
Hays PLC	48,317,000	75,781
Go-Ahead Group PLC[1]	2,725,000	65,580
SATS Ltd.	24,526,000	64,072
Uponor Oyj	3,654,768	63,499
Securitas AB, Class B	5,873,565	57,266
SMRT Corp. Ltd.	51,160,000	56,963
Geberit AG	171,319	45,928
IMI PLC	2,125,000	44,352
BELIMO Holding AG	18,215	42,750
Hopewell Highway Infrastructure Ltd.	87,916,930	41,716
United Parcel Service, Inc., Class B	440,000	38,192
SIA Engineering Co. Ltd.	8,617,000	33,021
United Technologies Corp.	242,000	25,548
Sandvik AB	1,989,922	25,171
Steelcase Inc., Class A	1,317,000	20,071
AB SKF, Class B	530,000	14,701
Watsco, Inc.	136,000	12,696
		4,472,154
Energy 4.59%

BP PLC	144,853,000	1,001,636
Kinder Morgan, Inc.	24,210,873	914,203
Royal Dutch Shell PLC, Class B	20,651,500	728,696
Eni SpA	21,487,000	474,801
ConocoPhillips	5,185,100	336,306
Chevron Corp.	1,158,000	145,781
Husky Energy Inc.	3,650,800	105,212
Spectra Energy Corp	2,783,220	100,168
OJSC Gazprom (ADR)	10,490,000	81,297
Kværner ASA	11,250,200	19,282
		3,907,382
Consumer discretionary 4.27%

Darden Restaurants, Inc.[1]	8,429,000	413,442
Reed Elsevier PLC	30,425,000	392,951
William Hill PLC[1]	52,691,818	389,966
Daimler AG	3,672,400	255,125
SJM Holdings Ltd.	90,873,000	227,780
British Sky Broadcasting Group PLC	16,553,733	208,510
Ladbrokes PLC[1]	59,622,507	193,193
Greene King PLC[1]	14,073,299	187,329
Li & Fung Ltd.	128,898,000	170,521
Home Depot, Inc.	2,065,000	163,197
Garmin Ltd.	3,923,672	157,261
Mattel, Inc.	3,500,000	147,105
Kingfisher PLC	23,522,328	142,239
Genuine Parts Co.	1,160,000	95,108
SES SA, Class A (FDR)	2,307,000	67,827
Intercontinental Hotels Group PLC	2,251,528	65,317
H & M Hennes & Mauritz AB, Class B	1,523,000	56,731
Leggett & Platt, Inc.	1,765,800	55,464
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Matas A/S1,3	2,438,000	$ 53,074
Stella International Holdings Ltd.	20,471,500	50,205
Ekornes ASA[1]	1,990,851	31,420
mobilezone holding ag, non-registered shares[1]	2,325,000	23,063
Headlam Group PLC	3,808,547	22,277
Marks and Spencer Group PLC	2,880,000	21,095
Bijou Brigitte modische Accessoires AG	233,795	20,522
TAKKT AG	1,023,877	17,353
Darty PLC	7,266,600	8,567
Revel AC, Inc.[3,4,5]	41,667	2,078
		3,638,720
Information technology 3.70%

Microsoft Corp.	20,675,000	658,085
Texas Instruments Inc.	13,715,000	537,628
Delta Electronics, Inc.	84,649,233	410,733
Quanta Computer Inc.	139,758,660	325,318
Maxim Integrated Products, Inc.	8,512,700	243,463
Siliconware Precision Industries Co., Ltd.[1]	202,563,300	235,417
Intel Corp.	7,500,000	174,750
Analog Devices, Inc.	3,451,200	170,351
Playtech PLC	10,202,254	108,098
Playtech PLC[2]	2,300,000	24,370
VTech Holdings Ltd.	6,688,200	102,363
Moneysupermarket.com Group PLC[1]	34,915,401	96,139
Neopost SA	733,281	52,815
Compal Electronics, Inc.	17,984,000	12,475
		3,152,005
Materials 3.11%

Dow Chemical Co.	15,094,000	528,894
Amcor Ltd.	42,943,530	408,772
BASF SE	3,340,000	296,195
RPM International, Inc.[1]	8,340,000	293,901
CRH PLC	12,528,309	263,339
Koninklijke DSM NV	3,271,000	229,763
E.I. du Pont de Nemours and Co.	3,000,000	173,070
Air Products and Chemicals, Inc.	1,500,000	162,960
Fletcher Building Ltd.	21,176,596	137,509
Israel Chemicals Ltd.	8,793,383	70,267
Formosa Plastics Corp.	18,865,600	47,437
Akzo Nobel NV	600,000	36,522
voestalpine AG	39,078	1,498
		2,650,127
Miscellaneous 4.59%

Other common stocks in initial period of acquisition		3,909,913
Total common stocks (cost: $54,101,927,000)		65,804,580
Preferred stocks 0.07%
		Value
Utilities 0.02%	Shares	(000)

Southern Co. 5.625%	800,000	$19,925
Financials 0.02%

CoBank, ACB, Class E, noncumulative[2]	13,000	8,751
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,444
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	166,850	3,971
		18,166
Miscellaneous 0.03%

Other preferred stocks in initial period of acquisition		20,017
Total preferred stocks (cost: $62,590,000)		58,108
Convertible securities 0.11%

Financials 0.03%

Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,211
Fannie Mae 5.375% convertible preferred 2032[3]	240	3,600
		23,811
Consumer staples 0.02%

Universal Corp. 6.75% convertible preferred	16,000	21,755
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	16,182
Miscellaneous 0.04%

Other convertible securities in initial period of acquisition		32,295
Total convertible securities (cost: $93,987,000)		94,043
Bonds, notes & other debt instruments 18.95%
	Principal amount
Mortgage-backed obligations[6] 5.04%	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 1,793	1,889
Fannie Mae 4.50% 2019	5,062	5,387
Fannie Mae 5.50% 2019	626	663
Fannie Mae 4.50% 2020	1,857	1,977
Fannie Mae 5.50% 2020	1,702	1,809
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	7,811	8,197
Fannie Mae 6.00% 2021	1,934	2,137
Fannie Mae 5.00% 2023	3,393	3,625
Fannie Mae 4.00% 2024	6,266	6,634
Fannie Mae 4.50% 2024	17,605	18,764
Fannie Mae 4.50% 2024	4,980	5,306
Fannie Mae 6.00% 2024	5,260	5,796
Fannie Mae 6.00% 2024	47	52
Fannie Mae 3.50% 2025	10,109	10,620
Fannie Mae 3.50% 2026	87,437	91,856
Fannie Mae 3.50% 2026	36,103	37,929
Fannie Mae 6.00% 2026	20,948	23,108
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 6.00% 2026	$ 1,972	$ 2,172
Fannie Mae 2.50% 2027	115,143	115,220
Fannie Mae 2.50% 2027	29,651	29,671
Fannie Mae 2.50% 2027	19,965	19,978
Fannie Mae 2.50% 2027	10,140	10,151
Fannie Mae 2.50% 2027	10,056	10,063
Fannie Mae 2.50% 2027	6,262	6,268
Fannie Mae 2.50% 2027	4,447	4,452
Fannie Mae 2.50% 2027	4,439	4,443
Fannie Mae 2.50% 2027	4,418	4,423
Fannie Mae 2.50% 2027	4,410	4,414
Fannie Mae 2.50% 2027	1,044	1,045
Fannie Mae 3.00% 2027	18,456	19,040
Fannie Mae 6.00% 2027	34,443	37,936
Fannie Mae 2.50% 2028	46,142	46,173
Fannie Mae 3.50% 2028	4,250	4,457
Fannie Mae 6.00% 2028	1,452	1,603
Fannie Mae 6.00% 2028	909	1,002
Fannie Mae 6.00% 2028	822	907
Fannie Mae 6.00% 2028	773	853
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,210	1,350
Fannie Mae 5.50% 2033	1,010	1,108
Fannie Mae 5.00% 2035	19,982	21,609
Fannie Mae 5.00% 2035	1,717	1,854
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,035	6,685
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,028	4,731
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,893	3,668
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	894	785
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	699	644
Fannie Mae, Series 2006-65, Class PF, 0.47% 2036[7]	4,781	4,785
Fannie Mae 5.00% 2036	27,591	29,814
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,319	9,167
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	30,856	34,166
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,887	21,979
Fannie Mae 6.00% 2036	17,391	18,986
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	15,027	16,755
Fannie Mae 6.00% 2036	12,188	13,314
Fannie Mae 6.00% 2036	8,602	9,434
Fannie Mae 6.00% 2036	8,505	9,284
Fannie Mae 6.00% 2036	3,554	3,879
Fannie Mae 6.50% 2036	402	453
Fannie Mae 7.00% 2036	698	775
Fannie Mae 7.50% 2036	206	235
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	36,286	40,136
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	19,223	21,468
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,095	7,740
Fannie Mae 5.50% 2037	972	1,066
Fannie Mae 6.00% 2037	2,818	3,082
Fannie Mae 6.50% 2037	5,861	6,540
Fannie Mae 6.50% 2037	758	840
Fannie Mae 6.50% 2037	708	790
Fannie Mae 6.50% 2037	185	205
Fannie Mae 7.00% 2037	10,897	12,466
Fannie Mae 7.00% 2037	815	931
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 1,805	$ 2,055
Fannie Mae 7.50% 2037	549	629
Fannie Mae 7.50% 2037	419	477
Fannie Mae 7.50% 2037	363	414
Fannie Mae 7.50% 2037	119	135
Fannie Mae 2.586% 2038[7]	5,757	6,082
Fannie Mae 3.00% 2038	29,627	28,796
Fannie Mae 3.00% 2038	9,000	8,748
Fannie Mae 5.212% 2038[7]	3,990	4,214
Fannie Mae 5.352% 2038[7]	462	489
Fannie Mae 5.50% 2038	9,631	10,491
Fannie Mae 5.50% 2038	7,622	8,303
Fannie Mae 5.50% 2038	4,145	4,515
Fannie Mae 5.50% 2038	1,996	2,174
Fannie Mae 5.50% 2038	1,250	1,361
Fannie Mae 6.00% 2038	5,198	5,685
Fannie Mae 7.00% 2038	281	319
Fannie Mae 3.497% 2039[7]	5,593	5,886
Fannie Mae 3.615% 2039[7]	3,003	3,160
Fannie Mae 3.667% 2039[7]	5,636	5,926
Fannie Mae 3.715% 2039[7]	2,209	2,331
Fannie Mae 3.719% 2039[7]	1,741	1,842
Fannie Mae 3.724% 2039[7]	5,686	6,012
Fannie Mae 3.74% 2039[7]	3,140	3,330
Fannie Mae 3.796% 2039[7]	3,538	3,794
Fannie Mae 3.925% 2039[7]	4,777	5,062
Fannie Mae 3.935% 2039[7]	1,275	1,347
Fannie Mae 3.937% 2039[7]	2,927	3,097
Fannie Mae 3.96% 2039[7]	1,005	1,069
Fannie Mae 5.50% 2039	999	1,090
Fannie Mae 4.00% 2040	4,505	4,685
Fannie Mae 4.195% 2040[7]	4,477	4,737
Fannie Mae 4.41% 2040[7]	6,019	6,379
Fannie Mae 4.50% 2040	477	508
Fannie Mae 4.50% 2040	195	209
Fannie Mae 5.00% 2040	4,574	4,964
Fannie Mae 5.00% 2040	3,474	3,775
Fannie Mae 6.00% 2040	51,068	55,852
Fannie Mae 3.525% 2041[7]	2,286	2,376
Fannie Mae 3.774% 2041[7]	5,177	5,499
Fannie Mae 4.00% 2041	185,017	192,392
Fannie Mae 4.00% 2041	33,923	35,455
Fannie Mae 4.00% 2041	15,621	16,346
Fannie Mae 4.00% 2041	11,631	12,095
Fannie Mae 4.00% 2041	5,292	5,512
Fannie Mae 4.00% 2041	3,790	3,941
Fannie Mae 4.50% 2041	18,057	19,253
Fannie Mae 4.50% 2041	1,376	1,467
Fannie Mae 5.00% 2041	16,911	18,369
Fannie Mae 5.00% 2041	8,827	9,589
Fannie Mae 5.00% 2041	5,566	6,072
Fannie Mae 5.00% 2041	5,148	5,617
Fannie Mae 5.00% 2041	4,710	5,116
Fannie Mae 5.00% 2041	4,075	4,461
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 6.00% 2041	$ 27,707	$ 30,904
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	168	190
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	139	164
Fannie Mae 3.50% 2042	46,627	47,081
Fannie Mae 3.50% 2042	46,481	46,949
Fannie Mae 3.50% 2042	20,337	20,531
Fannie Mae 3.50% 2042	11,010	11,120
Fannie Mae 3.50% 2042	10,861	11,021
Fannie Mae 3.50% 2042	9,906	10,051
Fannie Mae 4.00% 2042	172,056	179,013
Fannie Mae 4.00% 2042	52,597	54,724
Fannie Mae 4.00% 2042	45,298	47,129
Fannie Mae 4.00% 2042	32,165	33,447
Fannie Mae 4.00% 2042	19,332	20,113
Fannie Mae 3.00% 2043	94,374	91,616
Fannie Mae 3.50% 2043	296,805	299,379
Fannie Mae 3.50% 2043	15,989	16,144
Fannie Mae 3.50% 2043	15,666	15,823
Fannie Mae 3.50% 2043	5,060	5,109
Fannie Mae 4.00% 2043	329,217	342,335
Fannie Mae 4.00% 2043	117,769	122,464
Fannie Mae 4.50% 2043	74,750	79,060
Fannie Mae 4.50% 2043	56,590	59,994
Fannie Mae 5.50% 2043	36,720	40,008
Fannie Mae 6.00% 2043	38,730	42,385
Fannie Mae 7.00% 2047	552	615
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,684
Freddie Mac 5.50% 2019	2,126	2,260
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,645	1,706
Freddie Mac, Series 2626, Class NG, 3.50% 2023	455	474
Freddie Mac 4.50% 2023	123	130
Freddie Mac 5.50% 2023	3,555	3,852
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,187	1,344
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,814	1,665
Freddie Mac 6.00% 2026	5,333	5,863
Freddie Mac 6.00% 2026	4,513	4,958
Freddie Mac 5.50% 2027	8,629	9,349
Freddie Mac 6.50% 2027	6,408	7,114
Freddie Mac 4.50% 2029	666	707
Freddie Mac 4.50% 2029	112	119
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,163	2,389
Freddie Mac, Series 2122, Class QM, 6.25% 2029	3,964	4,419
Freddie Mac 4.50% 2030	722	766
Freddie Mac 6.50% 2032	1,106	1,265
Freddie Mac 4.50% 2035	973	1,027
Freddie Mac 4.50% 2035	482	509
Freddie Mac 4.50% 2035	34	36
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,555	7,198
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,463	6,991
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	4,500	3,982
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,259	2,101
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,205	2,032
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,981	1,896
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,208	1,120
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Freddie Mac 4.50% 2036	$ 4,020	$ 4,241
Freddie Mac, Series 3156, Class NG, 6.00% 2036	20,580	22,981
Freddie Mac 2.858% 2037[7]	3,858	4,128
Freddie Mac, Series 3286, Class JN, 5.50% 2037	11,154	12,169
Freddie Mac, Series 3271, Class OA, 6.00% 2037	15,008	16,761
Freddie Mac 2.465% 2038[7]	3,357	3,560
Freddie Mac 4.965% 2038[7]	2,440	2,571
Freddie Mac 5.00% 2038	4,609	4,960
Freddie Mac 5.00% 2038	898	971
Freddie Mac 5.00% 2038	795	856
Freddie Mac 5.00% 2038	18	19
Freddie Mac 5.50% 2038	37,561	40,571
Freddie Mac 5.50% 2038	12,962	13,998
Freddie Mac 3.636% 2039[7]	1,461	1,547
Freddie Mac 4.50% 2039	8,178	8,630
Freddie Mac 4.50% 2039	3,692	3,896
Freddie Mac 4.50% 2039	3,422	3,611
Freddie Mac 4.50% 2039	271	286
Freddie Mac 5.00% 2039	31,601	33,860
Freddie Mac 5.50% 2039	42,187	45,557
Freddie Mac 5.50% 2039	4,302	4,647
Freddie Mac 4.50% 2040	4,701	4,993
Freddie Mac 4.50% 2040	4,216	4,451
Freddie Mac 4.50% 2040	3,771	3,982
Freddie Mac 4.50% 2040	2,409	2,543
Freddie Mac 4.50% 2040	157	166
Freddie Mac 6.00% 2040	431	470
Freddie Mac 4.50% 2041	45,014	47,588
Freddie Mac 4.50% 2041	7,161	7,571
Freddie Mac 4.50% 2041	7,160	7,569
Freddie Mac 4.50% 2041	5,353	5,660
Freddie Mac 4.50% 2041	1,877	1,981
Freddie Mac 4.50% 2041	1,278	1,352
Freddie Mac 4.50% 2041	1,254	1,326
Freddie Mac 4.50% 2041	1,255	1,325
Freddie Mac 4.50% 2041	1,247	1,317
Freddie Mac 4.50% 2041	1,183	1,251
Freddie Mac 4.50% 2041	994	1,051
Freddie Mac 4.50% 2041	874	924
Freddie Mac 4.50% 2041	111	118
Freddie Mac 5.00% 2041	1,875	2,039
Freddie Mac 5.00% 2041	890	964
Freddie Mac 5.50% 2041	20,588	22,233
Freddie Mac 4.50% 2042	27,816	29,350
Freddie Mac 4.50% 2042	1,344	1,421
Freddie Mac 4.50% 2042	1,076	1,136
Freddie Mac 6.50% 2047	824	898
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	4,408	4,069
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	3,462	3,118
Government National Mortgage Assn. 4.50% 2037	5,752	6,109
Government National Mortgage Assn. 6.00% 2039	12,441	13,685
Government National Mortgage Assn. 6.50% 2039	2,005	2,268
Government National Mortgage Assn. 3.50% 2040	629	642
Government National Mortgage Assn. 5.00% 2040	7,991	8,665
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Government National Mortgage Assn. 5.50% 2040	$ 13,691	$ 15,259
Government National Mortgage Assn. 4.50% 2041	8,591	9,190
Government National Mortgage Assn. 5.00% 2041	11,565	12,529
Government National Mortgage Assn. 6.50% 2041	3,919	4,376
Government National Mortgage Assn. 3.50% 2043	19,872	20,281
Government National Mortgage Assn. 4.00% 2043	144,908	151,678
Government National Mortgage Assn. 5.816% 2058	11,713	12,544
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,171	1,278
Government National Mortgage Assn. 6.172% 2058	805	877
Government National Mortgage Assn. 6.205% 2058	3,807	4,154
Government National Mortgage Assn. 6.22% 2058	1,616	1,730
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,433	2,452
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,325
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[7]	14,840	15,820
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[7]	40,508	44,887
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	11,255	11,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	17,400	18,460
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,908	1,920
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	15,480	15,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.711% 2049[7]	9,597	10,807
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.00% 2051[7]	3,925	4,338
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[7]	31,092	31,139
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.86% 2038[7]	14,395	15,971
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	13,680	15,224
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7]	1,250	1,371
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	384	418
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	250	269
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	299	322
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	5,113	5,282
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[7]	629	628
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,885	36,197
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.392% 2039[7]	8,094	8,293
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	1,960	2,156
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[7]	25,000	27,425
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[7]	7,645	8,328
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.897% 2049[7]	1,250	1,421
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.686% 2042[7]	20,105	21,952
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,395
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.893% 2049[7]	2,500	2,830
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	23,619	24,983
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	6,030	6,732
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 5.967% 2045[7]	2,000	2,208
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	12,160	13,129
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.924% 2051[7]	2,500	2,778
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-M, 5.44% 2045	4,000	4,435
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-J, 5.48% 2045[7]	3,000	3,062
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	13,265	14,108
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,518	21,540
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[2]	8,000	8,320
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[2]	12,500	13,199
Northern Rock PLC 5.625% 2017[2]	12,857	14,623
Northern Rock PLC 5.625% 2017	6,000	6,824
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.702% 2045[7]	4,640	4,756
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.56% 2049[7]	5,000	5,622
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.81% 2051[7]	$ 3,640	$ 4,008
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,076	2,299
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7]	2,500	2,603
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	3,000	3,323
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.216% 2045[7]	5,335	6,101
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.294% 2045[7]	10,808	10,804
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-4, 5.799% 2045[7]	9,500	10,618
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	7,567	7,698
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.135% 2049[7]	5,000	5,514
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7]	4,320	4,881
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,7]	2,074	2,092
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.993% 2034[7]	1,267	1,286
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.747% 2034[7]	158	159
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	34	35
		4,295,701
U.S. Treasury bonds & notes 4.45%
U.S. Treasury 3.57%

U.S. Treasury 2.75% 2013	25,000	25,167
U.S. Treasury 3.125% 2013	189,650	190,132
U.S. Treasury 4.25% 2013	100,000	100,162
U.S. Treasury 2.625% 2014	86,140	88,260
U.S. Treasury 4.25% 2014	100,000	105,229
U.S. Treasury 2.125% 2015	50,000	51,670
U.S. Treasury 4.25% 2015[8]	75,000	80,961
U.S. Treasury 9.875% 2015	106,950	130,028
U.S. Treasury 10.625% 2015	7,500	9,070
U.S. Treasury 11.25% 2015	216,420	253,017
U.S. Treasury 0.50% 2016	99,750	99,562
U.S. Treasury 1.75% 2016	10,000	10,335
U.S. Treasury 2.625% 2016	25,000	26,385
U.S. Treasury 3.25% 2016	50,000	53,853
U.S. Treasury 4.50% 2016	40,000	44,073
U.S. Treasury 7.50% 2016	190,000	231,770
U.S. Treasury 9.25% 2016	96,000	117,262
U.S. Treasury 0.625% 2017	1,000	982
U.S. Treasury 0.75% 2017	55,110	54,572
U.S. Treasury 0.875% 2017	170,000	169,641
U.S. Treasury 1.00% 2017	45,000	45,162
U.S. Treasury 3.25% 2017	39,400	42,743
U.S. Treasury 8.75% 2017	50,000	64,590
U.S. Treasury 8.875% 2017	135,850	178,203
U.S. Treasury 0.75% 2018	35,000	34,146
U.S. Treasury 1.00% 2018	20,000	19,682
U.S. Treasury 1.375% 2018	57,650	57,666
U.S. Treasury 1.375% 2018	14,460	14,450
U.S. Treasury 8.125% 2019	43,440	59,654
U.S. Treasury 1.375% 2020	19,780	19,031
U.S. Treasury 8.75% 2020	50,000	72,574
U.S. Treasury 8.75% 2020	30,000	43,249
U.S. Treasury 3.125% 2021	25,000	26,725
U.S. Treasury 3.625% 2021	10,000	11,071
U.S. Treasury 8.00% 2021	22,500	32,382
U.S. Treasury 8.125% 2021	25,000	36,045
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 1.625% 2022	$ 50,540	$ 46,827
U.S. Treasury 1.75% 2023	6,365	5,910
U.S. Treasury 2.00% 2023	75,000	71,569
U.S. Treasury 6.25% 2023	25,000	33,235
U.S. Treasury 7.125% 2023	25,000	34,988
U.S. Treasury 6.875% 2025	25,000	35,387
U.S. Treasury 6.25% 2030	12,620	17,588
U.S. Treasury 3.875% 2040	33,200	35,031
U.S. Treasury 2.75% 2042	11,250	9,442
U.S. Treasury 3.00% 2042	5,250	4,665
U.S. Treasury 2.875% 2043	61,500	52,980
U.S. Treasury 3.125% 2043	98,425	89,459
		3,036,585
U.S. Treasury inflation-protected securities[9] 0.88%

U.S. Treasury Inflation-Protected Security 2.00% 2014	91,444	94,457
U.S. Treasury Inflation-Protected Security 2.00% 2014	247,424	250,840
U.S. Treasury Inflation-Protected Security 0.50% 2015	91,361	93,983
U.S. Treasury Inflation-Protected Security 0.125% 2016	32,028	33,055
U.S. Treasury Inflation-Protected Security 0.125% 2018	80,149	82,872
U.S. Treasury Inflation-Protected Security 0.125% 2022	18,455	18,270
U.S. Treasury Inflation-Protected Security 0.375% 2023	86,159	86,140
U.S. Treasury Inflation-Protected Security 0.125% 2023	39,457	38,578
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,868	6,813
U.S. Treasury Inflation-Protected Security 0.625% 2043	51,670	43,194
		748,202
Total U.S. Treasury bonds & notes		3,784,787
Financials 1.80%

Prologis, Inc. 6.125% 2016	905	1,027
Prologis, Inc. 6.25% 2017	37,880	43,026
Prologis, Inc. 6.625% 2018	10,010	11,683
Prologis, Inc. 6.625% 2019	7,510	8,827
Prologis, Inc. 7.375% 2019	23,385	28,484
Prologis, Inc. 6.875% 2020	41,665	49,477
JPMorgan Chase & Co. 1.625% 2018	25,980	25,160
JPMorgan Chase & Co. 6.30% 2019	7,500	8,836
JPMorgan Chase & Co. 4.625% 2021	5,000	5,377
JPMorgan Chase & Co. 3.20% 2023	7,365	6,990
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[7]	4,700	4,383
JPMorgan Chase & Co., Series R, junior subordinated 6.00% (undated[7]	1,500	1,479
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	78,766	87,714
Murray Street Investment Trust I 4.647% 2017	6,375	6,825
Goldman Sachs Group, Inc. 2.90% 2018	24,420	24,502
Goldman Sachs Group, Inc. 5.25% 2021	50,000	54,066
Goldman Sachs Group, Inc. 5.75% 2022	27,900	31,130
Goldman Sachs Group, Inc. 3.625% 2023	10,000	9,602
Wells Fargo & Co. 1.25% 2016	5,000	5,003
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	83,706	94,379
Westfield Group 5.75% 2015[2]	16,750	18,341
Westfield Group 5.70% 2016[2]	19,750	22,207
Westfield Group 7.125% 2018[2]	3,925	4,709
Westfield Group 6.75% 2019[2]	21,275	25,354
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Westfield Group 3.375% 2022[2]	$ 4,500	$ 4,307
Bank of America Corp., Series L, 3.625% 2016	3,045	3,202
Bank of America Corp. 3.75% 2016	7,270	7,691
Bank of America Corp. 5.75% 2017	5,000	5,645
Bank of America Corp. 2.00% 2018	8,500	8,327
Bank of America Corp. 5.65% 2018	1,940	2,184
Bank of America Corp. 5.00% 2021	455	490
Bank of America Corp. 5.875% 2021	5,000	5,694
Bank of America Corp. 3.30% 2023	37,280	35,198
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[7]	3,875	3,507
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,489
Developers Diversified Realty Corp. 9.625% 2016	11,245	13,457
Developers Diversified Realty Corp. 7.50% 2017	23,626	27,721
Developers Diversified Realty Corp. 7.875% 2020	15,755	19,475
Goodman Funding Pty Ltd. 6.375% 2020[2]	4,000	4,439
Goodman Funding Pty Ltd. 6.00% 2022[2]	45,065	49,073
CNA Financial Corp. 5.85% 2014	30,000	31,946
CNA Financial Corp. 6.50% 2016	6,000	6,824
CNA Financial Corp. 7.35% 2019	6,000	7,372
Citigroup Inc. 3.953% 2016	10,000	10,607
Citigroup Inc. 1.75% 2018	5,000	4,836
Citigroup Inc. 8.50% 2019	12,656	16,174
Citigroup Inc. 3.375% 2023	5,000	4,785
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[7]	5,750	5,270
Simon Property Group, LP 6.75% 2014	20,000	20,635
Simon Property Group, LP 4.20% 2015	2,430	2,535
Simon Property Group, LP 5.875% 2017	5,000	5,679
Simon Property Group, LP 6.125% 2018	5,665	6,692
PNC Funding Corp. 5.40% 2014	10,000	10,415
PNC Financial Services Group, Inc. 2.854% 2022	12,154	11,329
PNC Preferred Funding Trust I, junior subordinated 1.923% (undated)[2,7]	8,600	7,396
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[7]	1,350	1,232
Hospitality Properties Trust 5.125% 2015	3,675	3,807
Hospitality Properties Trust 6.30% 2016	1,400	1,531
Hospitality Properties Trust 6.70% 2018	4,703	5,298
Hospitality Properties Trust 5.00% 2022	5,250	5,320
Hospitality Properties Trust 4.50% 2023	13,375	13,034
HBOS PLC 6.75% 2018[2]	25,085	27,246
Morgan Stanley 3.80% 2016	5,000	5,252
Morgan Stanley 2.125% 2018	20,000	19,392
Morgan Stanley, Series F, 5.625% 2019	2,200	2,440
BNP Paribas 3.25% 2023	11,000	10,218
BNP Paribas, junior subordinated 7.195% (undated)[2,7]	16,200	16,370
Monumental Global Funding III 0.468% 2014[2,7]	12,860	12,870
Monumental Global Funding III 5.25% 2014[2]	12,500	12,763
Regions Financial Corp. 7.75% 2014	6,693	7,225
Regions Financial Corp. 5.75% 2015	1,253	1,346
Regions Financial Corp. 2.00% 2018	15,000	14,463
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,604
Kimco Realty Corp. 4.30% 2018	12,000	13,015
Kimco Realty Corp. 6.875% 2019	1,320	1,609
Kimco Realty Corp. 3.125% 2023	3,250	3,032
CIT Group Inc., Series C, 4.75% 2015[2]	10,000	10,350
CIT Group Inc. 5.00% 2017	10,000	10,600
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Ford Motor Credit Co. 2.50% 2016	$ 2,500	$ 2,533
Ford Motor Credit Co. 3.00% 2017	5,000	5,079
Ford Motor Credit Co. 4.25% 2017	6,000	6,342
Ford Motor Credit Co. 2.375% 2018	7,000	6,889
Northern Trust Corp. 4.625% 2014	8,475	8,741
Northern Trust Corp. 5.85% 2017[2]	10,150	11,579
ERP Operating LP 6.584% 2015	2,165	2,372
ERP Operating LP 5.75% 2017	6,000	6,807
ERP Operating LP 4.75% 2020	2,500	2,706
ERP Operating LP 3.00% 2023	7,845	7,305
Barclays Bank PLC 5.14% 2020	15,525	16,122
American Express Co. 6.15% 2017	9,080	10,514
American Express Co. 1.55% 2018	5,500	5,368
QBE Insurance Group Ltd. 2.40% 2018[2]	15,035	14,622
American International Group, Inc. 3.80% 2017	11,000	11,679
American International Group, Inc. 4.875% 2022	2,500	2,726
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,885	2,095
Unum Group 7.125% 2016	10,000	11,549
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,10]	316	316
Realogy Corp., Term Loan B, 4.50% 2020[6,7,10]	1,183	1,197
Realogy Corp. 9.00% 2020[2]	10,000	11,500
Berkshire Hathaway Finance Corp. 1.30% 2018	1,455	1,423
Berkshire Hathaway Inc. 1.55% 2018	5,000	4,958
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,434
Berkshire Hathaway Inc. 4.40% 2042	4,000	3,795
Discover Financial Services 2.00% 2018	7,000	6,825
Discover Financial Services 10.25% 2019	4,334	5,523
ACE INA Holdings Inc. 2.70% 2023	2,000	1,885
ACE Capital Trust II 9.70% 2030	7,210	10,364
Lazard Group LLC 7.125% 2015	11,250	12,231
American Tower Corp. 7.00% 2017	10,000	11,511
Liberty Mutual Group Inc. 6.70% 2016[2]	7,500	8,543
Liberty Mutual Group Inc. 4.25% 2023[2]	1,840	1,810
Royal Bank of Canada 2.20% 2018	10,000	10,020
iStar Financial Inc., 3.875% 2016	3,575	3,557
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,10]	4,570	4,596
iStar Financial Inc., 4.875% 2018	1,650	1,613
Mizuho Financial Group, Ltd. 1.85% 2018[2]	10,000	9,736
Nordea Bank AB 1.625% 2018[2]	10,000	9,733
UDR, Inc., Series A, 5.25% 2015	8,975	9,476
AXA SA, Series B, junior subordinated 6.379% (undated)[2,7]	7,000	7,000
AXA SA, junior subordinated 6.463% (undated)[2,7]	1,900	1,905
Synovus Financial Corp. 7.875% 2019	7,000	8,050
UBS AG 4.875% 2020	4,352	4,821
UBS AG 7.50% 2025	2,500	2,978
MetLife Global Funding I 5.125% 2014[2]	7,500	7,795
New York Life Global Funding 2.45% 2016[2]	5,000	5,192
New York Life Global Funding 1.30% 2017[2]	2,500	2,439
Allstate Corp. 3.15% 2023	4,755	4,657
Allstate Corp. 4.50% 2043	3,000	2,962
Bank of New York Mellon Corp. 2.10% 2018	7,500	7,524
Mack-Cali Realty Corp. 2.50% 2017	3,000	2,962
Mack-Cali Realty Corp. 3.15% 2023	5,000	4,486
Essex Portfolio L.P. 3.25% 2023	7,845	7,280
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Alexandria Real Estate Equities, Inc. 3.90% 2023	$ 7,500	$ 7,227
Host Hotels & Resorts LP 6.00% 2021	2,000	2,191
Host Hotels & Resorts LP 3.75% 2023	2,150	2,001
Host Hotels & Resorts LP 4.75% 2023	1,900	1,920
American Campus Communities, Inc. 3.75% 2023	5,615	5,399
BB&T Corp., 2.05% 2018	5,400	5,383
Corporate Office Properties Trust 3.60% 2023[2]	4,680	4,347
Charles Schwab Corp, 2.20% 2018	4,165	4,168
Crescent Resources 10.25% 2017[2]	3,630	3,939
Ryman Hospitality Properties, Inc. 5.00% 2021[2]	3,975	3,915
FelCor Lodging Trust Inc. 5.625% 2023	3,875	3,788
Prudential Financial, Inc. 4.50% 2021	3,500	3,771
Sumitomo Mitsui Banking Corp. 2.50% 2018	1,475	1,485
Sumitomo Mitsui Banking Corp. 3.95% 2023	2,010	2,027
International Lease Finance Corp. 4.875% 2015	3,000	3,101
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,629
Brandywine Operating Partnership, LP 5.70% 2017	41	45
Brandywine Operating Partnership, LP 3.95% 2023	170	162
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,739
NASDAQ OMX Group, Inc. 5.25% 2018	2,500	2,710
Daimler Finance NA LLC 3.00% 2016[2]	2,500	2,609
General Motors Financial Co. 6.75% 2018	1,500	1,680
TitleMax Finance Corp. 8.50% 2018[2]	575	595
		1,534,948
Energy 1.22%

Gazprom OJSC 5.092% 2015[2]	1,300	1,375
Gaz Capital SA, Series 7, 6.212% 2016	7,250	7,916
Gazprom OJSC 8.146% 2018	21,850	25,564
Gazprom OJSC 3.85% 2020[2]	5,000	4,762
Gazprom OJSC 4.95% 2022[2]	13,690	13,382
Gazprom OJSC, Series 9, 6.51% 2022	39,990	43,285
Gazprom OJSC 7.288% 2037	20,525	22,321
Gazprom OJSC 7.288% 2037[2]	3,810	4,143
CNOOC Finance (2013) Ltd. 1.75% 2018	3,500	3,389
CNOOC Finance (2013) Ltd. 3.00% 2023	79,700	72,782
Kinder Morgan Energy Partners, LP 5.125% 2014	23,710	24,980
Kinder Morgan Energy Partners, LP 6.00% 2017	375	427
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,690
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,499
Kinder Morgan Energy Partners, LP 3.50% 2023	13,250	12,613
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	8,943
Petrobras International Finance Co. 3.50% 2017	3,650	3,690
Petrobras Global Finance Co. 3.00% 2019	20,000	18,630
Petrobras International Finance Co. 5.75% 2020	3,000	3,116
Petrobras International Finance Co. 5.375% 2021	16,625	16,650
Petrobras Global Finance Co. 4.375% 2023	8,405	7,660
Petrobras Global Finance Co. 5.625% 2043	2,120	1,794
Enbridge Energy Partners, LP 5.35% 2014	2,700	2,855
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	27,222
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,596
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,608
Enbridge Energy Partners, LP 4.20% 2021	7,500	7,677
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,506
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Petróleos Mexicanos 3.50% 2018[2]	$12,500	$12,750
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,066
Petróleos Mexicanos 5.50% 2021	5,765	6,241
Petróleos Mexicanos 4.875% 2022	600	618
Petróleos Mexicanos 4.875% 2024[2]	7,750	7,847
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,125
Petróleos Mexicanos 6.50% 2041[2]	1,050	1,110
Anadarko Petroleum Corp. 5.95% 2016	6,000	6,789
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,630
Anadarko Petroleum Corp. 8.70% 2019	17,730	23,012
Anadarko Petroleum Corp. 6.20% 2040	4,500	5,167
PTT Exploration & Production Ltd. 5.692% 2021[2]	40,480	44,275
Transocean Inc. 5.05% 2016	21,500	23,586
Transocean Inc. 2.50% 2017	4,535	4,525
Transocean Inc. 6.375% 2021	2,460	2,783
Transocean Inc. 3.80% 2022	12,265	11,742
Total Capital Canada Ltd. 1.625% 2014	10,000	10,065
Total Capital International 1.50% 2017	16,370	16,381
Total Capital International 2.875% 2022	4,580	4,441
Total Capital International 2.70% 2023	4,500	4,227
Total Capital Canada Ltd. 2.75% 2023	2,250	2,112
Devon Energy Corp. 5.625% 2014	4,500	4,596
Devon Energy Corp. 1.875% 2017	10,200	10,126
Devon Energy Corp. 3.25% 2022	21,200	20,479
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,244
Williams Partners L.P. 4.125% 2020	5,000	5,052
Williams Partners L.P. 3.35% 2022	8,750	8,098
Enbridge Inc. 5.80% 2014	10,000	10,431
Enbridge Inc. 4.90% 2015	7,450	7,891
Enbridge Inc. 5.60% 2017	11,155	12,477
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,251
Ras Laffan Liquefied Natural Gas III 5.50% 2014[2]	4,800	5,041
Ras Laffan Liquefied Natural Gas III 6.75% 2019[2]	500	592
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	10,875	11,745
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,829	3,055
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,048
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	12,930	13,589
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,6]	1,559	1,574
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	23,740	23,752
Phillips 66 2.95% 2017	11,500	11,952
Phillips 66 4.30% 2022	11,525	11,897
Chevron Corp. 1.104% 2017	2,960	2,906
Chevron Corp. 2.355% 2022	5,000	4,678
Chevron Corp. 3.191% 2023	12,110	11,972
Cenovus Energy Inc. 3.00% 2022	16,730	16,041
StatoilHydro ASA 2.90% 2014	6,205	6,384
StatoilHydro ASA 5.25% 2019	425	493
StatoilHydro ASA 2.45% 2023	9,320	8,669
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[2,6]	14,868	15,165
Enterprise Products Operating LLC 6.30% 2017	4,250	4,979
Enterprise Products Operating LLC 3.35% 2023	6,550	6,336
Enterprise Products Operating LLC 4.85% 2044	3,900	3,804
Reliance Holdings Ltd. 4.50% 2020[2]	4,650	4,564
Reliance Holdings Ltd. 6.25% 2040	6,405	6,576
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Reliance Holdings Ltd. 6.25% 2040[2]	$ 3,875	$ 3,978
Shell International Finance BV 4.00% 2014	4,400	4,498
Shell International Finance BV 3.10% 2015	10,000	10,477
Spectra Energy Partners, LP 2.95% 2016	9,875	10,138
Spectra Energy Partners 4.60% 2021	3,695	3,744
Husky Energy Inc. 5.90% 2014	1,800	1,879
Husky Energy Inc. 6.20% 2017	5,600	6,374
Husky Energy Inc. 7.25% 2019	4,500	5,578
Harvest Operations Corp. 2.125% 2018[2]	12,720	12,335
Alpha Natural Resources, Inc. 9.75% 2018	8,000	8,280
Alpha Natural Resources, Inc. 6.25% 2021	4,000	3,360
PDC Energy Inc. 7.75% 2022[2]	9,150	9,745
Peabody Energy Corp. 6.00% 2018	5,000	5,137
Peabody Energy Corp. 6.25% 2021	4,025	3,965
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,825
Energy Transfer Partners, L.P. 5.15% 2043	4,500	4,211
NGPL PipeCo LLC 7.119% 2017[2]	1,800	1,780
NGPL PipeCo LLC 9.625% 2019[2]	6,100	6,458
Energy Transfer Partners, L.P. 7.50% 2020	7,000	7,919
CONSOL Energy Inc. 8.00% 2017	3,050	3,267
CONSOL Energy Inc. 8.25% 2020	3,800	4,113
Arch Coal, Inc. 7.00% 2019	7,600	6,251
Arch Coal, Inc. 7.25% 2021	1,350	1,104
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	7,200	7,308
Western Gas Partners LP 4.00% 2022	7,070	7,030
Halliburton Co. 3.50% 2023	7,000	7,002
Transportadora de Gas Peru SA 4.25% 2028[2]	6,650	6,085
Sabine Pass Liquefaction, LLC 5.625% 2021[2]	5,000	4,944
Canadian Natural Resources Ltd. 6.50% 2037	3,500	4,114
MarkWest Energy Partners, LP 4.50% 2023	3,000	2,835
Access Midstream Partners, L.P. 4.875% 2023	2,425	2,316
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	1,700	1,843
BP Capital Markets PLC 5.25% 2013	1,665	1,686
Apache Corp. 2.625% 2023	850	790
Apache Corp. 4.25% 2044	750	673
Rosetta Resources Inc. 5.625% 2021	1,375	1,377
Transportadora de Gas Internacional 5.70% 2022[2]	800	846
Samson Investment Co., Term Loan B, 6.00% 2018[6,7,10]	150	152
Samson Investment Co. 10.25% 2020[2]	625	666
Ecopetrol SA 7.625% 2019	650	777
		1,039,884
Federal agency bonds & notes 1.22%

Freddie Mac 3.00% 2014	40,000	41,105
Freddie Mac 5.00% 2014	40,000	41,827
Freddie Mac 5.50% 2016	14,580	16,639
Freddie Mac 1.00% 2017	25,000	24,685
Freddie Mac 1.00% 2017	20,500	20,402
Freddie Mac 5.50% 2017	50,000	58,341
Freddie Mac 4.875% 2018	40,000	46,099
Freddie Mac 1.25% 2019	70,010	66,535
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	18,009	16,627
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	20,110	18,842
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	41,420	38,800
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	$ 5,965	$ 5,640
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	3,717	3,497
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[4,7]	9,380	9,269
Federal Home Loan Bank, Series 2753, 0.28% 2013	39,200	39,201
Federal Home Loan Bank 3.625% 2013	105,000	105,784
Federal Home Loan Bank 5.50% 2014	107,500	113,366
Federal Home Loan Bank 0.50% 2015	25,000	25,004
Federal Home Loan Bank, Series 2816, 1.00% 2017	34,795	34,642
Fannie Mae 2.75% 2014	20,000	20,322
Fannie Mae 4.625% 2014	25,000	26,327
Fannie Mae 5.00% 2015	25,000	26,993
Fannie Mae 5.375% 2016	60,420	68,714
Fannie Mae 0.875% 2018	15,000	14,504
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.23% 2013	90,900	90,898
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,319
Tennessee Valley Authority 1.875% 2022	17,250	15,581
Tennessee Valley Authority 4.65% 2035	5,080	5,238
Tennessee Valley Authority, Series B, 3.50% 2042	9,950	8,258
CoBank, ACB 7.875% 2018[2]	12,160	14,948
CoBank, ACB 0.873% 2022[2,7]	11,690	10,607
		1,039,014
Telecommunication services 0.95%

Sprint Nextel Corp. 8.375% 2017	12,575	14,273
Sprint Nextel Corp. 9.125% 2017	112,350	130,045
Sprint Capital Corp. 6.90% 2019	17,200	18,275
Sprint Nextel Corp. 7.00% 2020	12,500	13,234
Sprint Nextel Corp. 11.50% 2021	138,575	184,998
MTS International Funding Ltd. 8.625% 2020[2]	66,020	78,234
MTS International Funding Ltd. 8.625% 2020	56,173	66,565
Vodafone Group PLC, Term Loan B, 6.875% 2015[6,10,11]	55,376	56,345
Vodafone Group PLC 5.75% 2016	6,475	7,206
Vodafone Group PLC 5.625% 2017	10,450	11,724
Verizon Communications Inc. 7.375% 2013	20,000	20,369
Verizon Communications Inc. 5.55% 2014	3,975	4,067
Verizon Communications Inc. 5.50% 2017	10,000	11,312
Verizon Communications Inc. 8.75% 2018	3,245	4,249
Deutsche Telekom International Finance BV 2.25% 2017[2]	10,000	10,136
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,115
América Móvil, SAB de CV 6.45% 2022	MXN 45,000	3,375
América Móvil, SAB de CV 8.46% 2036	307,200	23,902
Frontier Communications Corp. 8.50% 2020	$ 7,650	8,530
Frontier Communications Corp. 9.25% 2021	1,575	1,835
Frontier Communications Corp. 7.125% 2023	10,150	10,099
Frontier Communications Corp. 7.625% 2024	1,000	1,015
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,539
Telefónica Emisiones, SAU 3.192% 2018	3,000	2,968
Koninklijke KPN NV 8.375% 2030	11,140	14,218
Wind Acquisition SA 11.75% 2017[2]	10,700	11,342
Wind Acquisition SA 7.25% 2018[2]	2,500	2,575
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,10]	2,350	2,370
Cricket Communications, Inc. 7.75% 2020	10,000	11,413
MetroPCS Wireless, Inc. 6.25% 2021[2]	6,700	6,859
MetroPCS Wireless, Inc. 6.625% 2023[2]	6,700	6,859
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

NII Capital Corp. 7.875% 2019[2]	$ 2,275	$ 2,195
NII Capital Corp. 8.875% 2019	1,175	1,040
NII Capital Corp. 11.375% 2019[2]	3,425	3,776
NII Capital Corp. 7.625% 2021	7,750	6,297
AT&T Inc. 0.90% 2016	10,000	9,978
Intelsat Jackson Holding Co. 7.25% 2020	625	680
Intelsat Jackson Holding Co. 6.625% 2022[2]	6,025	6,191
SBA Communications Corp. 5.75% 2020	5,000	5,137
Telecom Italia Capital SA 6.999% 2018	3,000	3,330
		811,670
Consumer discretionary 0.75%

Staples, Inc. 9.75% 2014	72,826	75,685
NBCUniversal Media, LLC 2.10% 2014	5,415	5,475
NBCUniversal Enterprise, Inc. 0.953% 2018[2,7]	13,105	13,232
NBCUniversal Enterprise, Inc. 1.974% 2019[2]	10,155	9,933
NBCUniversal Media, LLC 4.375% 2021	7,500	8,143
NBCUniversal Enterprise, Inc. 5.25% (undated)[2]	9,235	9,157
Time Warner Inc. 5.875% 2016	18,600	21,246
Time Warner Companies, Inc. 7.25% 2017	2,500	3,016
Time Warner Inc. 4.75% 2021	1,000	1,088
Time Warner Inc. 3.40% 2022	5,250	5,149
Time Warner Inc. 4.90% 2042	5,000	4,903
Dollar General Corp. 4.125% 2017	21,500	22,799
Dollar General Corp. 3.25% 2023	13,250	12,399
Comcast Corp. 5.85% 2015	10,000	11,121
Comcast Corp. 6.30% 2017	11,375	13,495
Comcast Corp. 4.25% 2033	3,700	3,577
Comcast Corp. 4.50% 2043	1,655	1,578
Li & Fung Ltd. 6.00% (undated)[7]	28,331	28,508
Target Corp. 6.00% 2018	24,000	28,268
CBS Corp. 1.95% 2017	22,000	22,036
Time Warner Cable Inc. 8.75% 2019	8,175	9,701
Time Warner Cable Inc. 5.00% 2020	10,000	10,190
DaimlerChrysler North America Holding Corp. 1.95% 2014[2]	10,000	10,063
DaimlerChrysler North America Holding Corp. 1.124% 2018[2,7]	6,500	6,517
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	2,250	2,228
Carnival Corp. 1.20% 2016	7,500	7,462
Carnival Corp. 1.875% 2017	10,750	10,515
EchoStar DBS Corp. 7.125% 2016	5,000	5,500
DISH DBS Corp. 4.625% 2017	10,525	10,709
MGM Resorts International 6.875% 2016	2,000	2,180
MGM Resorts International 7.50% 2016	2,075	2,298
MGM Resorts International 6.75% 2020	2,025	2,159
MGM Resorts International 7.75% 2022	8,000	8,900
Marriott International, Inc., Series I, 6.375% 2017	13,100	14,850
Johnson Controls, Inc. 1.75% 2014	12,500	12,584
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	5,000	5,500
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	5,948
Limited Brands, Inc. 8.50% 2019	5,006	5,957
Limited Brands, Inc. 7.00% 2020	4,809	5,392
Harley-Davidson, Inc. 1.15% 2015[2]	7,500	7,496
Harley-Davidson, Inc. 2.70% 2017[2]	3,750	3,799
Academy Sports 9.25% 2019[2]	10,000	11,250
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Home Depot, Inc. 4.40% 2021	$10,000	$ 11,061
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[11]	10,000	10,850
Omnicom Group Inc. 3.625% 2022	10,355	10,216
News America Inc. 4.50% 2021	1,500	1,611
News America Inc. 3.00% 2022	9,000	8,512
Mattel, Inc. 1.70% 2018	9,500	9,352
Cox Communications, Inc. 2.95% 2023[2]	10,070	9,030
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[2]	7,675	7,963
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 5.125% 2021[2]	200	193
Boyd Gaming Corp. 9.00% 2020	7,325	7,874
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,368
J.C. Penney Co., Inc. 5.75% 2018	3,640	3,149
DaimlerChrysler North America Holding Corp. 1.45% 2016[2]	7,500	7,511
Marks and Spencer Group PLC 6.25% 2017[2]	6,729	7,453
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	7,016
Toll Brothers Finance Corp. 6.75% 2019	5,000	5,675
PETCO Animal Supplies, Inc. 9.25% 2018[2]	5,000	5,437
Needle Merger Sub Corp. 8.125% 2019[2]	5,000	5,162
Toys “R” Us-Delaware, Inc. 7.375% 2016[2]	5,000	5,113
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[6,7,10]	5,000	5,021
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,260
Thomson Reuters Corp. 6.50% 2018	3,500	4,153
Quebecor Media Inc. 5.75% 2023	4,100	4,028
Michaels Stores, Inc. 7.50% 2018[2,7,11]	3,900	3,959
Cinemark USA, Inc. 5.125% 2022	4,000	3,875
WPP Finance 2010 4.75% 2021	3,650	3,800
Federated Department Stores, Inc. 6.90% 2029	3,177	3,688
Schaeffler Holding Finance BV 6.875% 2018[11]	€1,600	2,176
Schaeffler Holding Finance BV 6.875% 2018[2,11]	$ 1,275	1,307
Laureate Education, Inc. 9.25% 2019[2]	3,075	3,352
Caesars Entertainment Operating Co. 9.00% 2020[2]	1,850	1,753
Caesars Entertainment Operating Co. 9.00% 2020[2]	925	870
Caesars Entertainment Operating Co. 9.00% 2020[2]	475	447
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,10]	1,247	1,255
NAI Entertainment Holdings LLC 5.0% 2018[2]	750	756
Ford Motor Co. 4.75% 2043	750	684
		634,936
Health care 0.71%

Schering-Plough Corp. 6.00% 2017	42,500	49,622
Merck & Co., Inc. 0.634% 2018[7]	35,000	35,091
Merck & Co., Inc. 2.80% 2023	7,750	7,399
Merck & Co., Inc. 4.15% 2043	6,500	6,151
Gilead Sciences, Inc. 2.40% 2014	9,015	9,209
Gilead Sciences, Inc. 3.05% 2016	18,215	19,329
Gilead Sciences, Inc. 4.40% 2021	22,200	23,825
Gilead Sciences, Inc. 5.65% 2041	1,000	1,128
AbbVie Inc. 1.75% 2017[2]	18,000	17,812
AbbVie Inc. 2.90% 2022[2]	24,715	23,556
AbbVie Inc. 4.40% 2042[2]	5,500	5,240
Express Scripts Inc. 2.75% 2014	2,000	2,048
Express Scripts Inc. 2.10% 2015	4,000	4,067
Express Scripts Inc. 3.125% 2016	706	738
Express Scripts Inc. 2.65% 2017	15,392	15,844
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

Express Scripts Inc. 4.75% 2021	$11,800	$12,696
Express Scripts Inc. 3.90% 2022	10,000	10,206
Express Scripts Inc. 6.125% 2041	225	267
Amgen Inc. 2.50% 2016	4,000	4,168
Amgen Inc. 2.125% 2017	24,000	24,322
Amgen Inc. 3.875% 2021	4,000	4,088
Amgen Inc. 3.625% 2022	5,000	4,973
Amgen Inc. 5.375% 2043	5,250	5,397
Baxter International Inc. 1.85% 2017	5,000	5,043
Baxter International Inc. 1.85% 2018	13,225	13,221
Baxter International Inc. 3.20% 2023	15,500	15,233
Baxter International Inc. 4.50% 2043	2,000	2,014
Roche Holdings, Inc. 6.00% 2019[2]	15,000	17,947
Roche Holdings, Inc. 7.00% 2039[2]	9,750	13,296
Pfizer Inc. 0.575% 2018[7]	10,000	10,022
Pfizer Inc. 6.20% 2019	15,000	18,198
UnitedHealth Group Inc. 6.00% 2017	2,050	2,357
UnitedHealth Group Inc. 1.625% 2019	6,000	5,804
UnitedHealth Group Inc. 3.875% 2020	2,900	3,046
UnitedHealth Group Inc. 2.75% 2023	2,210	2,079
UnitedHealth Group Inc. 2.875% 2023	10,500	9,929
UnitedHealth Group Inc. 3.95% 2042	3,000	2,658
Cardinal Health, Inc. 4.00% 2015	1,410	1,492
Cardinal Health, Inc. 5.80% 2016	5,000	5,699
Cardinal Health, Inc. 1.90% 2017	5,750	5,719
Cardinal Health, Inc. 1.70% 2018	6,085	5,930
Cardinal Health, Inc. 3.20% 2023	4,490	4,241
Novartis Securities Investment Ltd. 5.125% 2019	15,750	18,195
Boston Scientific Corp. 6.40% 2016	3,500	3,940
Boston Scientific Corp. 6.00% 2020	10,900	12,455
GlaxoSmithKline Capital Inc. 1.50% 2017	4,100	4,102
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,907
GlaxoSmithKline Capital Inc. 4.20% 2043	4,500	4,274
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	10,955	10,476
Sanofi 0.586% 2014[7]	10,000	10,024
McKesson Corp. 0.95% 2015	2,730	2,738
McKesson Corp. 3.25% 2016	1,600	1,692
McKesson Corp. 1.40% 2018	1,485	1,446
McKesson Corp. 2.70% 2022	1,080	1,015
McKesson Corp. 2.85% 2023	1,950	1,849
inVentiv Health Inc. 9.00% 2018[2]	1,750	1,816
inVentiv Health Inc. 11.00% 2018[2]	3,000	2,520
inVentiv Health Inc. 11.00% 2018[2]	5,000	4,200
VPI Escrow Corp. 6.75% 2018[2]	3,000	3,180
VPI Escrow Corp. 6.375% 2020[2]	2,765	2,869
VPI Escrow Corp. 7.50% 2021[2]	2,015	2,171
DJO Finance LLC 9.875% 2018	7,250	7,703
Johnson & Johnson 0.365% 2014[7]	7,500	7,507
Aetna Inc. 1.50% 2017	2,640	2,581
Aetna Inc. 2.75% 2022	5,000	4,646
Tenet Healthcare Corp. 9.25% 2015	5,000	5,462
Kinetic Concepts, Inc. 10.50% 2018	3,705	4,094
Kinetic Concepts, Inc. 12.50% 2019	1,250	1,333
Quintiles, Term Loan B-2, 4.50% 2018[6,7,10]	5,235	5,277
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

VWR Funding, Inc. 7.25% 2017	$ 5,000	$ 5,250
WellPoint, Inc. 1.875% 2018	2,500	2,455
WellPoint, Inc. 2.3% 2018	2,740	2,738
DENTSPLY International Inc. 1.775% 2013[7]	5,000	5,002
Select Medical Holdings Corp. 6.375% 2021[2]	4,975	4,851
Dignity Health 3.125% 2022	5,000	4,625
Centene Corp. 5.75% 2017	3,175	3,369
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,10]	3,305	3,367
HCA Inc. 6.50% 2020	3,000	3,315
Bausch & Lomb Inc. 9.875% 2015	3,039	3,138
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,704
HealthSouth Corp. 5.75% 2024	1,735	1,715
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,10]	1,435	1,442
Biogen Idec Inc. 6.875% 2018	1,000	1,186
		606,733
Industrials 0.68%

General Electric Capital Corp. 1.00% 2015	8,650	8,650
General Electric Capital Corp. 1.50% 2016	12,500	12,573
General Electric Corp. 5.25% 2017	29,220	33,358
General Electric Capital Corp. 2.10% 2019	5,075	4,975
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,196
General Electric Co. 2.70% 2022	4,600	4,391
General Electric Capital Corp. 3.10% 2023	3,000	2,829
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[7]	11,500	10,925
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	31,900	33,314
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	60,000	67,613
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	4,663	4,858
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	3,262	3,455
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	7,168	7,652
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	12,033	13,552
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	10,911	12,499
United Technologies Corp. 1.80% 2017	2,950	2,982
United Technologies Corp. 3.10% 2022	19,805	19,688
United Technologies Corp. 4.50% 2042	11,000	11,056
Canadian National Railway Co. 4.95% 2014	2,500	2,550
Canadian National Railway Co. 5.55% 2018	26,000	30,112
Union Pacific Corp. 5.125% 2014	11,495	11,787
Union Pacific Corp. 4.163% 2022	9,865	10,460
European Aeronautic Defence and Space Company 2.70% 2023[2]	24,000	22,138
Burlington Northern Santa Fe LLC 7.00% 2014	9,715	10,013
Burlington Northern Santa Fe LLC 3.00% 2023	3,730	3,571
BNSF Funding Trust I 6.613% 2055[7]	6,700	7,689
Atlas Copco AB 5.60% 2017[2]	17,290	19,180
RBS Global, Inc. and Rexnord LLC 8.50% 2018	15,104	16,388
BE Aerospace, Inc. 5.25% 2022	12,925	13,394
Volvo Treasury AB 5.95% 2015[2]	11,950	12,826
TransDigm Inc. 7.75% 2018	4,340	4,649
TransDigm Inc. 5.50% 2020[2]	8,000	7,860
JELD-WEN Escrow Corp. 12.25% 2017[2]	10,000	11,450
Esterline Technologies Corp. 7.00% 2020	10,350	11,230
DAE Aviation Holdings, Inc. 11.25% 2015[2]	715	720
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,10]	6,829	6,949
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,10]	3,096	3,150
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,6]	$ 9,750	$ 9,872
Nortek Inc. 10.00% 2018	5,000	5,487
Nortek Inc. 8.50% 2021	2,500	2,719
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,000	6,503
Associated Materials, LLC 9.125% 2017[2]	875	948
ERAC USA Finance Co. 1.40% 2016[2]	5,000	4,978
ERAC USA Finance Co. 2.80% 2018[2]	1,720	1,724
BakerCorp International, Inc. 8.25% 2019	6,500	6,581
Odebrecht Finance Ltd 5.125% 2022[2]	415	406
Odebrecht Finance Ltd 7.125% 2042[2]	5,750	5,635
CEVA Group PLC 11.625% 2016[2]	5,000	5,162
CEVA Group PLC 8.375% 2017[2]	523	528
Waste Management, Inc. 5.00% 2014	890	913
Waste Management, Inc. 2.60% 2016	4,445	4,606
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	5,000	5,250
CNH Capital LLC 3.875% 2015	5,000	5,163
United Rentals, Inc. 6.125% 2023	4,000	4,175
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,10]	4,000	4,046
Brunswick Rail Finance Ltd. 6.50% 2017[2]	2,600	2,580
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,290
ADS Waste Escrow 8.25% 2020[2]	3,275	3,463
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,10]	3,302	3,304
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[2]	3,100	3,263
Gardner Denver, Inc. 6.875% 2021[6,7,10]	3,000	3,015
Watco Companies 6.375% 2023[2]	2,895	2,902
John Deere Capital Corp. 1.70% 2020	3,000	2,850
Republic Services, Inc. 3.80% 2018	2,500	2,659
Far East Capital Limited SA 8.00% 2018[2]	680	645
Far East Capital Limited SA 8.75% 2020[2]	1,370	1,297
R.R. Donnelley & Sons Co. 7.875% 2021[1]	1,750	1,899
Avianca Holdings SA, 8.375% 2020[2]	1,025	1,066
Boeing Company 0.95% 2018	1,070	1,025
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,10]	1,000	1,008
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	871	956
Milacron LLC 7.75% 2021[2]	900	922
Gardner Denver, Inc. 6.875% 2021[2]	650	648
GenCorp Inc. 7.125% 2021[2]	55	58
		575,228
Consumer staples 0.57%

Marfrig Holdings (Europe) BV 9.875% 2017[2]	46,935	47,639
Marfrig Holdings (Europe) BV 8.375% 2018	8,080	7,757
Marfrig Overseas Ltd. 9.50% 2020[2]	8,510	8,510
Marfrig Overseas Ltd. 9.50% 2020	3,865	3,865
Anheuser-Busch InBev NV 0.628% 2014[7]	3,785	3,795
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,762
Anheuser-Busch InBev NV 1.375% 2017	4,000	3,972
Anheuser-Busch InBev NV 1.25% 2018	2,500	2,453
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,983
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,892
Anheuser-Busch InBev NV 2.50% 2022	1,250	1,176
Anheuser-Busch InBev NV 2.625% 2023	3,000	2,840
Altria Group, Inc. 9.70% 2018	12,328	16,530
Altria Group, Inc. 9.25% 2019	3,834	5,115
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 4.75% 2021	$ 5,000	$ 5,390
Altria Group, Inc. 2.85% 2022	5,000	4,627
Altria Group, Inc. 2.95% 2023	8,355	7,764
Altria Group, Inc. 4.25% 2042	1,000	857
Altria Group, Inc. 4.50% 2043	835	744
Kroger Co. 6.40% 2017	31,300	36,332
Kroger Co. 3.85% 2023	3,000	2,988
SABMiller Holdings Inc. 1.85% 2015[2]	2,000	2,029
SABMiller Holdings Inc. 2.45% 2017[2]	20,315	20,853
SABMiller Holdings Inc. 3.75% 2022[2]	13,500	13,787
Pernod Ricard SA 2.95% 2017[2]	19,500	20,000
Pernod Ricard SA 4.45% 2022[2]	10,000	10,402
Pernod Ricard SA 5.50% 2042[2]	4,000	4,209
ConAgra Foods, Inc. 1.30% 2016	2,295	2,303
ConAgra Foods, Inc. 1.90% 2018	7,115	7,080
ConAgra Foods, Inc. 3.20% 2023	13,500	12,957
ConAgra Foods, Inc. 4.65% 2043	5,000	4,800
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[6]	5,325	5,648
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,071
Wal-Mart Stores, Inc. 2.55% 2023	4,000	3,767
Wal-Mart Stores, Inc. 4.00% 2043	3,750	3,474
Delhaize Group 6.50% 2017	19,210	21,661
Kraft Foods Inc. 1.625% 2015	4,000	4,068
Kraft Foods Inc. 2.25% 2017	2,500	2,537
Kraft Foods Inc. 3.50% 2022	10,000	10,040
Kraft Foods Inc. 5.00% 2042	4,000	4,062
Reynolds American Inc. 3.25% 2022	16,000	15,191
Reynolds American Inc. 4.75% 2042	1,000	912
Safeway Inc. 3.95% 2020	13,225	13,195
Heineken NV 1.40% 2017[2]	8,510	8,332
Heineken NV 2.75% 2023[2]	4,000	3,673
PepsiCo, Inc. 2.50% 2016	10,000	10,414
General Mills, Inc. 0.624% 2014[7]	10,000	10,020
Kraft Foods Inc. 6.125% 2018	4,000	4,663
Kraft Foods Inc. 5.375% 2020	3,000	3,389
Imperial Tobacco Finance PLC 2.05% 2018[2]	5,000	4,899
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,500	2,372
British American Tobacco International Finance PLC 2.125% 2017[2]	7,000	7,094
Coca-Cola Co. 1.50% 2015	4,000	4,087
Coca-Cola Co. 1.80% 2016	500	514
Coca-Cola Co. 3.30% 2021	2,000	2,052
Lorillard Tobacco Co. 3.50% 2016	3,500	3,661
Lorillard Tobacco Co. 2.30% 2017	2,500	2,466
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	5,682
Wesfarmers Ltd. 1.874% 2018[2]	5,000	4,905
C&S Group Enterprises LLC 8.375% 2017[2]	3,998	4,318
Philip Morris International Inc. 1.125% 2017	2,000	1,959
Philip Morris International Inc. 2.625% 2023	2,000	1,868
Tesco PLC 5.50% 2017[2]	1,558	1,749
Smithfield Foods, Inc. 5.25% 2018[2]	800	804
Del Monte Corp. 7.625% 2019	550	578
		486,536
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities 0.51%	(000)	(000)

Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	$ 5,000	$ 5,018
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,721
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	11,885	14,406
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	22,041	27,547
NV Energy, Inc 6.25% 2020	25,808	30,493
Pennsylvania Electric Co. 6.05% 2017	3,000	3,403
FirstEnergy Corp., Series A, 2.75% 2018	23,500	22,788
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	28,055
Teco Finance, Inc. 6.75% 2015	29,399	31,964
Teco Finance, Inc. 4.00% 2016	1,557	1,660
Teco Finance, Inc. 6.572% 2017	3,809	4,428
Teco Finance, Inc. 5.15% 2020	4,475	4,919
Duke Energy Corp. 1.625% 2017	7,500	7,447
Duke Energy Corp. 2.10% 2018	2,500	2,503
Progress Energy, Inc. 7.05% 2019	10,150	12,377
Progress Energy, Inc. 7.00% 2031	5,750	7,030
Progress Energy, Inc. 7.75% 2031	5,750	7,498
Centerpoint Energy, Inc., Series B, 6.85% 2015	9,000	9,916
CenterPoint Energy Resources Corp. 4.50% 2021	23,496	25,494
Pacific Gas and Electric Co. 6.25% 2013	18,000	18,333
Pacific Gas and Electric Co. 3.25% 2023	10,000	9,844
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,679
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	12,850	15,569
Consumers Energy Co. 2.85% 2022	735	718
CMS Energy Corp. 5.05% 2022	8,845	9,659
National Grid PLC 6.30% 2016	20,725	23,545
Public Service Co. of Colorado 5.80% 2018	4,850	5,719
Public Service Co. of Colorado 5.125% 2019	4,350	5,027
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	8,950
American Electric Power Co. 1.65% 2017	12,735	12,473
Ohio Power Co., Series G, 6.60% 2033	3,000	3,549
Entergy Corp. 4.70% 2017	10,000	10,642
Entergy Louisiana, LLC 3.30% 2022	5,105	4,970
MidAmerican Energy Co. 5.95% 2017	1,500	1,736
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,361	1,595
PacifiCorp., First Mortgage Bonds, 2.95% 2023	10,000	9,711
State Grid Overseas Investment Ltd. 1.75% 2018[2]	10,000	9,661
PSEG Power LLC 2.75% 2016	7,371	7,646
AES Corp. 7.375% 2021	5,000	5,675
Electricité de France SA 4.60% 2020[2]	4,500	4,862
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[2]	6,000	4,530
NRG Energy, Inc. 6.625% 2023	2,775	2,858
		429,618
Materials 0.38%

ArcelorMittal 5.00% 2017[7]	26,120	27,034
ArcelorMittal 10.35% 2019[7]	750	909
ArcelorMittal 6.00% 2021[7]	2,000	2,030
ArcelorMittal 6.75% 2022[7]	25,375	26,390
Xstrata Canada Financial Corp. 2.85% 2014[2]	3,000	3,041
Xstrata Canada Financial Corp. 2.05% 2015[2,7]	2,000	1,992
Glencore Xstrata LLC 1.70% 2016[2]	3,000	2,934
Xstrata Canada Financial Corp. 3.60% 2017[2]	4,000	4,060
Glencore Xstrata LLC 1.628% 2019[2,7]	16,000	15,088
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Xstrata Canada Financial Corp. 4.95% 2021[2]	$11,250	$ 11,035
Xstrata Canada Financial Corp. 4.25% 2022[2,7]	2,710	2,485
Glencore Xstrata LLC 4.125% 2023[2]	10,830	9,729
Xstrata Canada Financial Corp. 5.55% 2042[2,7]	1,500	1,287
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,001
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,738
Rio Tinto Finance (USA) Ltd. 1.625% 2017	10,000	9,860
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,335	3,261
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	14,918
Rio Tinto Finance (USA) Ltd. 2.875% 2022	8,000	7,376
Cliffs Natural Resources Inc. 3.95% 2018	10,000	9,661
Cliffs Natural Resources Inc. 4.875% 2021	18,565	17,043
Cliffs Natural Resources Inc. 6.25% 2040	2,000	1,710
Teck Resources Ltd. 2.50% 2018	12,500	12,236
Teck Resources Ltd. 5.20% 2042	3,500	2,909
Teck Resources Ltd. 5.40% 2043	1,750	1,511
Reynolds Group Inc. 7.875% 2019	3,565	3,939
Reynolds Group Inc. 9.875% 2019	680	738
Reynolds Group Inc. 5.75% 2020	10,000	10,200
E.I. du Pont de Nemours and Co. 0.693% 2014[7]	825	827
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,703
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,432
Inmet Mining Corp. 8.75% 2020[2]	10,900	11,499
Inmet Mining Corp. 7.50% 2021[2]	100	100
Ecolab Inc. 2.375% 2014	750	765
Ecolab Inc. 3.00% 2016	8,725	9,156
Ecolab Inc. 4.35% 2021	1,500	1,588
FMG Resources 6.00% 2017[2]	1,000	1,005
FMG Resources 6.875% 2018[2]	5,000	5,119
FMG Resources 8.25% 2019[2]	3,500	3,710
International Paper Co. 7.95% 2018	7,050	8,796
JMC Steel Group Inc. 8.25% 2018[2]	5,675	5,675
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[6,7,10]	2,908	2,940
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[2]	1,815	1,888
Ryerson Inc. 9.00% 2017[2]	3,275	3,418
Ryerson Inc. 11.25% 2018[2]	1,000	1,025
Inversiones CMPC S.A. 4.375% 2023[2]	4,600	4,402
Dow Chemical Co. 5.70% 2018	1,400	1,618
Dow Chemical Co. 4.125% 2021	2,500	2,590
Arbermarle Corp. 5.10% 2015	3,500	3,710
ICI Wilmington, Inc. 5.625% 2013	3,500	3,551
Ball Corp. 5.00% 2022	3,500	3,526
Georgia Gulf Corp. 4.875% 2023[2]	3,500	3,338
Newcrest Finance Pty Ltd. 4.45% 2021[2]	3,520	3,118
Newpage Corp., Term Loan B, 7.75% 2018[6,7,10]	2,776	2,829
Georgia-Pacific Corp. 5.40% 2020[2]	2,500	2,822
Yara International ASA 7.875% 2019[2]	2,225	2,702
Walter Energy, Inc. 9.875% 2020[2]	3,025	2,601
PQ Corp. 8.75% 2018[2]	2,031	2,153
Airgas, Inc. 7.125% 2018	1,800	1,867
LSB INDUSTRIES[2]	1,400	1,432
Praxair, Inc. 4.375% 2014	1,000	1,025
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	386
Ardagh Packaging Finance 4.875% 2022[2]	210	205
		326,636
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology 0.28%	(000)	(000)

Tencent Holdings Ltd. 3.375% 2018[2]	$40,000	$ 40,512
International Business Machines Corp. 1.95% 2016	7,925	8,192
International Business Machines Corp. 1.625% 2020	15,000	14,117
International Business Machines Corp. 3.375% 2023	15,000	14,998
First Data Corp. 11.25% 2016	8,383	8,383
First Data Corp. 6.75% 2020[2]	4,725	4,955
First Data Corp. 11.75% 2021[2]	1,000	960
First Data Corp. 12.625% 2021	12,000	13,215
Oracle Corp. 0.848% 2019[7]	17,500	17,617
Oracle Corp. 2.375% 2019	5,000	5,043
Oracle Corp 3.625% 2023	2,480	2,515
Xerox Corp. 6.40% 2016	602	674
Xerox Corp. 2.95% 2017	15,940	16,427
Xerox Corp. 6.75% 2017	280	323
Samsung Electronics America, Inc. 1.75% 2017[2]	16,850	16,703
Cisco Systems, Inc. 0.523% 2014[7]	15,000	15,027
Microsoft Corp. 2.375% 2023	13,500	12,459
National Semiconductor Corp. 6.60% 2017	10,000	11,780
SunGard Data Systems Inc. 7.375% 2018	6,500	6,922
SunGard Data Systems Inc. 7.625% 2020	3,450	3,760
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,10]	8,631	8,675
Google Inc. 1.25% 2014	7,500	7,553
Lawson Software, Inc. 9.375% 2019	5,975	6,707
Apple Inc. 2.40% 2023	3,000	2,761
NXP BV and NXP Funding LLC 3.75% 2018[2]	1,025	1,015
Freescale Semiconductor, Inc. 5.00% 2021[2]	1,000	967
		242,260
Asset-backed obligations[6] 0.17%

CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.331% 2036[7]	11,088	9,845
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.331% 2037[7]	14,544	12,054
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.341% 2037[7]	30,707	25,829
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[2]	17,500	18,576
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	10,250	10,174
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[2]	4,550	4,802
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.35% 2037[7]	21,571	18,771
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	14,126	14,711
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	8,843	9,357
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,044
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	5,921	5,981
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	3,032	3,086
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	2,440	2,487
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	1,863	1,962
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	1,440	1,440
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	658	678
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.492% 2019[2,7]	626	622
		146,419
Bonds & notes of governments & government agencies outside the U.S. 0.15%

Portuguese Government 4.95% 2023	€47,750	57,454
Bermudan Government 5.603% 2020	$6,000	6,480
Bermudan Government 4.138% 2023[2]	5,250	5,093
Bermuda Government 4.854% 2024[2]	5,000	5,039
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[2]	$ 14,350	$ 14,781
Slovenia (Republic of) 4.75% 2018[2]	1,225	1,190
Slovenia (Republic of) 5.50% 2022	6,480	6,125
Slovenia (Republic of) 5.85% 2023[2]	7,515	7,142
Hungarian Government 6.375% 2021	10,000	10,490
France Government Agency-Guaranteed, Société Finance 3.375% 2014[2]	10,000	10,239
Croatian Government 6.375% 2021	3,000	3,188
Croatian Government 5.50% 2023[2]	1,355	1,348
		128,569
Municipals 0.07%

State of Florida, Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds,
Series 2013-A, 2.107% 2018	15,500	14,992
State of Florida, Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds,
Series 2013-A, 2.995% 2020	17,500	16,400
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	27,500	26,208
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,715
		61,315
Total bonds, notes & other debt instruments (cost: $15,787,322,000)		16,144,254
Short-term securities 4.52%

Freddie Mac 0.10%–0.17% due 8/12/2013–6/3/2014	977,422	976,818
Fannie Mae 0.08%–0.18% due 8/1/2013–5/2/2014	818,166	817,903
Jupiter Securitization Co., LLC 0.22%–0.24% due 10/4/2013–1/23/2014[2]	143,100	142,989
Chariot Funding, LLC 0.24%–0.30% due 11/6/2013–2/21/2014[2]	129,100	128,965
Coca-Cola Co. 0.09%–0.16% due 8/8–12/11/2013[2]	233,600	233,552
Federal Home Loan Bank 0.09%–0.17% due 8/23/2013–1/22/2014	203,500	203,467
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 8/14–8/30/2013	170,299	170,290
Federal Farm Credit Banks 0.16%–0.20% due 8/14/2013–3/25/2014	142,200	142,172
John Deere Capital Corp. 0.07% due 8/2/2013[2]	50,000	50,000
John Deere Financial Inc. 0.08% due 8/9/2013[2]	50,000	49,999
John Deere Bank SA 0.08% due 8/19/2013[2]	27,000	26,999
Wells Fargo & Co. 0.17%–0.18% due 8/13–11/18/2013	125,500	125,437
E.I. duPont de Nemours and Co. 0.08%–0.09% due 8/6–8/22/2013[2]	108,800	108,796
Abbott Laboratories 0.10%–0.12% due 8/5–9/24/2013[2]	85,800	85,796
Procter & Gamble Co. 0.10% due 8/7–9/3/2013[2]	82,800	82,798
Paccar Financial Corp. 0.07%–0.12% due 8/20–10/30/2013	76,700	76,672
ExxonMobil Corp. 0.07%–0.10% due 8/16–10/11/2013	61,300	61,287
Google Inc. 0.13% due 10/15/2013[2]	60,000	59,984
General Electric Capital Corp. 0.17% due 9/12–9/17/2013	58,200	58,192
U.S. Treasury Bill 0.13% due 5/29/2014	50,000	49,968
Emerson Electric Co. 0.05% due 8/26–9/20/2013[2]	49,200	49,197
Regents of the University of California 0.10%–0.12% due 9/3–10/7/2013	47,886	47,877
Colgate-Palmolive Co. 0.04% due 8/20/2013[2]	29,400	29,399
United Technologies Corp. 0.06% due 8/22/2013[2]	28,500	28,499
Army and Air Force Exchange Service 0.12% due 9/13/2013[2]	25,000	24,996
Private Export Funding Corp. 0.25% due 8/1/2013[2]	19,000	19,000
Total short-term securities (cost: $3,850,807,000)		3,851,052
Total investment securities (cost: $73,896,633,000)		85,952,037
Other assets less liabilities		(758,401)
Net assets		$85,193,636

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized
					(depreciation)
					appreciation
			Receive	Deliver	at 7/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
British pounds	8/16/2013	HSBC Bank	$66,422	£44,000	$ (504)
British pounds	8/30/2013	UBS AG	$170,610	£111,219	1,457
Euros	8/15/2013	HSBC Bank	$75,680	€57,800	(1,218)
Swiss francs	8/5/2013	Citibank	$89,335	CHF84,650	(2,138)
					$(2,403)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 7/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

SSE PLC	61,403,600	—	—	61,403,600	$79,717	$1,471,211
CenturyLink, Inc.	21,167,496	11,075,739	—	32,243,235	49,271	1,155,920
CenturyLink Inc., Series V, 5.625% 2020	—	$2,125,000	$2,125,000	—	9	—
Darden Restaurants, Inc.	6,654,000	1,775,000	—	8,429,000	12,042	413,442
William Hill PLC	43,111,488	9,580,330	—	52,691,818	5,012	389,966
RPM International, Inc.	8,340,000	—	—	8,340,000	5,629	293,902
Starwood Property Trust, Inc.	8,029,000	1,305,000	—	9,334,000	10,761	237,084
Siliconware Precision Industries Co., Ltd.	173,970,300	28,593,000	—	202,563,300	9,344	235,417
R.R. Donnelley & Sons Co.	12,206,957	—	—	12,206,957	9,521	231,810
R.R. Donnelley & Sons Co. 7.875% 2021	—	$3,175,000	$1,425,000	$1,750,000	67	1,899
Ladbrokes PLC[12]	36,688,912	22,933,595	—	59,622,507	2,548	193,192
Greene King PLC	14,073,299	—	—	14,073,299	1,635	187,329
CapitaCommercial Trust	159,709,300	—	—	159,709,300	9,307	176,568
Ratchaburi Electricity Generating
Holding PCL	94,250,000	—	—	94,250,000	3,333	153,570
BTS Rail Mass Transit Growth
Infrastructure Fund[3]	—	376,220,000	—	376,220,000	—	127,410
Moneysupermarket.com Group PLC[12]	24,955,401	9,960,000	—	34,915,401	8,543	96,139
Frasers Centrepoint Trust	53,464,000	—	—	53,464,000	3,067	80,773
Sunway Real Estate Investment Trust	174,950,000	14,550,000	23,100,100	166,399,900	3,325	68,222
Go-Ahead Group PLC	2,497,310	227,690	—	2,725,000	1,049	65,580
Tesco Lotus Retail Growth Freehold and
Leasehold Property Fund	110,000,000	35,255,000	—	145,255,000	3,155	61,722
Matas A/S3	—	2,438,000	—	2,438,000	—	53,074
Cache Logistics Trust	41,000,000	—	—	41,000,000	1,936	38,875
Ekornes ASA	1,990,851	—	—	1,990,851	1,591	31,419
mobilezone holding ag,
non-registered shares	1,785,000	540,000	—	2,325,000	978	23,063
						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 7/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Orior AG	385,000	—	—	385,000	$ 808	$ 21,279
Astoria Financial Corp.[13]	6,405,000	—	6,405,000	—	425	—
CapitaRetail China Trust[13]	46,690,000	—	15,741,000	30,949,000	563	—
Electricity Generating PCL[13]	30,646,428	—	18,039,600	12,606,828	2,782	—
Hays PLC[13]	80,375,129	—	32,058,129	48,317,000	1,009	—
Lorillard Tobacco Co. 2.30% 2017[13]	$2,500,000	—	—	$2,500,000	44	—
Lorillard Tobacco Co. 3.50% 2016[13]	$5,000,000	—	$1,500,000	$3,500,000	129	—
Lorillard, Inc. [13]	6,589,104	11,905,084	4,941,876	13,552,312	25,940	—
Sydney Airport[13]	120,935,073	—	120,935,073	—	11,684	—
					$265,224	$5,808,866

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,810,573,000, which represented 3.30% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $11,347,000, which represented .01% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 2/8/2012 at a cost of $4,933,000) may be subject to legal or contractual restrictions on resale.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $4,218,000, which represented less than .01% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $117,254,000, which represented .14% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2012; it was not publicly disclosed.
[13]	Unaffiliated issuer at 7/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the next page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$ 9,877,190	$ —	$ —	$ 9,877,190
Telecommunication services	9,192,015	—	—	9,192,015
Financials	8,776,796	—	—	8,776,796
Utilities	8,425,654	—	—	8,425,654
Health care	7,802,624	—	—	7,802,624
Industrials	4,472,154	—	—	4,472,154
Energy	3,907,382	—	—	3,907,382
Consumer discretionary	3,636,642	—	2,078	3,638,720
Information technology	3,152,005	—	—	3,152,005
Materials	2,650,127	—	—	2,650,127
Miscellaneous	3,909,913	—	—	3,909,913
Preferred stocks	20,017	38,091	—	58,108
Convertible securities	20,211	73,832	—	94,043
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	4,295,701	—	4,295,701
Corporate bonds & notes	—	6,688,449	—	6,688,449
U.S. Treasury bonds & notes	—	3,784,787	—	3,784,787
Other	—	1,375,317	—	1,375,317
Short-term securities	—	3,851,052	—	3,851,052
Total	$65,842,730	$20,107,229	$2,078	$85,952,037

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 1,457	$—	$ 1,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,860)	—	(3,860)
Total	$—	$(2,403)	$—	$(2,403)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,506,286
Gross unrealized depreciation on investment securities	(2,812,628)
Net unrealized appreciation on investment securities	10,693,658
Cost of investment securities for federal income tax purposes	75,258,379

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

CHF = Swiss francs

€ = Euros

£ = British pounds

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0913O-S37722

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: September 27, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 27, 2013